Inventories	9 Months Ended
Sep. 30, 2018
Notes to Financial Statements
Inventories

3.              Inventories

	September 30, 2018	December 31, 2017
Materials and supplies	$68,113	$52,230
Work-in-progress	19,830	20,592
Finished goods – concentrates	20,688	14,365
Total inventories	$108,631	$87,187
Less: non-current portion of ore in stockpiles	(11,614)	(14,926)
Inventory recorded as a current asset	$97,017	$72,261

The non-current portion of ore in stockpiles as at September 30, 2018 consisted of primary ore (zinc-only) of $9,775 and supergene ore of $1,839 (December 31, 2017 – $13,087 and $1,839, respectively). Depreciation of $6,269 is included in work-in-progress and finished goods inventories at September 30, 2018 (December 31, 2017 – $6,370).

All inventories are located at the Bisha Mine.